PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant, and Equipment

Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2011	2010
Land and land improvements	$37,101	$37,346
Building and leasehold improvements	188,201	181,985
Machinery, equipment, and other	1,330,275	1,244,153
Construction-in-progress	31,955	38,640

Property, plant, and equipment, gross	1,587,532	1,502,124

Accumulated depreciation	(652,833)	(529,413)

Property, plant, and equipment, net	$934,699	$972,711